Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: 88.7%
		Brazil: 9.8%
BRL	10,229,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	$ 2,328,099	2.7
BRL	16,158,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	3,434,303	4.0
BRL	10,350,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	2,303,785	2.6
BRL	2,000,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2029	462,914	0.5
			8,529,101	9.8

		Chile: 2.0%
CLP	115,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	188,168	0.2
CLP	885,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	1,534,932	1.8
			1,723,100	2.0

		China: 6.5%
CNY	6,030,000	China Government Bond, 2.850%, 06/04/2027	906,109	1.0
CNY	13,100,000	China Government Bond, 3.250%, 06/06/2026	2,026,276	2.3
CNY	15,000,000	China Government Bond, 3.250%, 11/22/2028	2,300,340	2.7
CNY	2,560,000	China Government Bond, 3.290%, 05/23/2029	393,463	0.5
			5,626,188	6.5

		Colombia: 4.9%
COP	4,902,300,000	Colombian TES, 6.000%, 04/28/2028	1,537,483	1.8
COP	2,767,700,000	Colombian TES, 7.000%, 06/30/2032	895,169	1.0
COP	2,265,000,000	Colombian TES, 7.500%, 08/26/2026	766,236	0.9
COP	2,962,200,000	Colombian TES, 7.750%, 09/18/2030	1,019,567	1.2
			4,218,455	4.9

		Czech Republic: 4.3%
CZK	10,660,000	Czech Republic Government Bond, 0.250%, 02/10/2027	475,487	0.5
CZK	15,900,000	Czech Republic Government Bond, 0.950%, 05/15/2030	721,543	0.8
CZK	29,360,000	Czech Republic Government Bond, 1.000%, 06/26/2026	1,376,680	1.6
CZK	23,500,000	Czech Republic Government Bond, 2.400%, 09/17/2025	1,176,778	1.4
			3,750,488	4.3

		Dominican Republic: 0.2%
DOP	8,000,000	Dominican Republic International Bond, 8.900%, 02/15/2023	142,009	0.2

		Hungary: 3.4%
HUF	419,030,000	Hungary Government Bond, 3.000%, 06/26/2024	1,512,947	1.7
HUF	404,350,000	Hungary Government Bond, 3.000%, 08/21/2030	1,478,994	1.7
			2,991,941	3.4

		Indonesia: 9.1%
IDR	5,447,000,000	Indonesia Treasury Bond, 7.000%, 05/15/2027	418,437	0.5
IDR	14,321,000,000	Indonesia Treasury Bond, 7.500%, 08/15/2032	1,111,856	1.3
IDR	18,344,000,000	Indonesia Treasury Bond, 7.500%, 05/15/2038	1,429,798	1.6
IDR	11,487,000,000	Indonesia Treasury Bond, 8.250%, 06/15/2032	944,045	1.1
IDR	18,137,000,000	Indonesia Treasury Bond, 8.375%, 03/15/2034	1,508,097	1.7
IDR	16,503,000,000	Indonesia Treasury Bond, 8.375%, 04/15/2039	1,390,107	1.6
IDR	13,051,000,000	Indonesia Treasury Bond, 8.750%, 05/15/2031	1,105,756	1.3
			7,908,096	9.1

		Malaysia: 2.2%
MYR	2,608,000	Malaysia Government Bond, 3.899%, 11/16/2027	711,652	0.8
MYR	2,083,000	Malaysia Government Bond, 4.127%, 04/15/2032	574,277	0.7
MYR	2,198,000	Malaysia Government Bond, 4.762%, 04/07/2037	635,884	0.7
			1,921,813	2.2

		Mexico: 11.0%
MXN	47,034,500	Mexican Bonos, 7.250%, 12/09/2021	2,426,434	2.8
MXN	12,170,000	Mexican Bonos, 7.500%, 06/03/2027	696,484	0.8

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Mexico: (continued)
MXN	37,912,700	Mexican Bonos, 7.750%, 05/29/2031	$ 2,240,354	2.6
MXN	1,470,000	Mexican Bonos, 7.750%, 11/13/2042	85,154	0.1
MXN	20,830,000	Mexican Bonos, 8.500%, 05/31/2029	1,276,942	1.5
MXN	34,581,000	Mexican Bonos, 8.500%, 11/18/2038	2,156,206	2.5
MXN	9,080,000	Mexican Bonos, 10.000%, 11/20/2036	639,823	0.7
			9,521,397	11.0

		Peru: 3.7%
PEN	1,972,000	Peru Government Bond, 5.400%, 08/12/2034	601,514	0.7
PEN	44,000	Peru Government Bond, 6.150%, 08/12/2032	14,795	0.0
PEN	3,710,000	Peru Government Bond, 6.350%, 08/12/2028	1,303,407	1.5
PEN	372,000	Peru Government Bond, 6.850%, 02/12/2042	126,291	0.2
PEN	3,309,000	Peru Government Bond, 6.900%, 08/12/2037	1,129,600	1.3
			3,175,607	3.7

		Philippines: 0.3%
PHP	10,000,000	Philippine Government International Bond, 6.250%, 01/14/2036	266,442	0.3

		Poland: 4.5%
PLN	1,600,000	Republic of Poland Government Bond, 2.500%, 07/25/2026	473,965	0.5
PLN	11,386,000	Republic of Poland Government Bond, 2.750%, 04/25/2028	3,458,678	4.0
			3,932,643	4.5

		Romania: 5.0%
RON	3,370,000	Romania Government Bond, 3.250%, 04/29/2024	864,976	1.0
RON	2,965,000	Romania Government Bond, 4.250%, 06/28/2023	775,077	0.9
RON	7,265,000	Romania Government Bond, 5.000%, 02/12/2029	2,102,324	2.4
RON	1,930,000	Romania Government Bond, 5.800%, 07/26/2027	571,916	0.7
			4,314,293	5.0

		Russia: 5.0%
RUB	31,628,000	Russian Federal Bond - OFZ, 7.250%, 05/10/2034	465,569	0.5
RUB	66,750,000	Russian Federal Bond - OFZ, 8.500%, 09/17/2031	1,084,111	1.2
RUB	133,896,000	Russian Federal Bond - OFZ, 7.650%, 04/10/2030	2,045,299	2.4
RUB	50,833,000	Russian Federal Bond - OFZ, 7.700%, 03/23/2033	774,770	0.9
			4,369,749	5.0

		South Africa: 5.0%
ZAR	22	Republic of South Africa Government Bond, 6.250%, 03/31/2036	1	0.0
ZAR	50,802,000	Republic of South Africa Government Bond, 8.500%, 01/31/2037	2,866,079	3.3
ZAR	24,037,000	Republic of South Africa Government Bond, 8.875%, 02/28/2035	1,439,251	1.7
			4,305,331	5.0

		South Korea: 1.4%
IDR	15,800,000,000	Export-Import Bank of Korea, 7.250%, 12/07/2024	1,212,560	1.4

		Thailand: 6.8%
THB	21,590,000	Thailand Government Bond, 2.875%, 12/17/2028	821,517	1.0
THB	29,457,000	Thailand Government Bond, 3.400%, 06/17/2036	1,229,231	1.4
THB	11,369,000	Thailand Government Bond, 3.650%, 06/20/2031	469,711	0.5
THB	19,669,000	Thailand Government Bond, 4.875%, 06/22/2029	851,994	1.0
THB	59,627,000	Thailand Government Bond, 3.300%, 06/17/2038	2,480,088	2.9
			5,852,541	6.8

		Turkey: 3.3%
TRY	11,992,000	Turkey Government Bond, 7.100%, 03/08/2023	1,413,291	1.6
TRY	6,059,000	Turkey Government Bond, 8.000%, 03/12/2025	691,654	0.8
TRY	4,885,000	Turkey Government Bond, 10.400%, 03/20/2024	609,222	0.7
TRY	1,270,000	Turkey Government Bond, 11.000%, 02/24/2027	160,095	0.2
			2,874,262	3.3

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Uruguay: 0.3%
UYU	10,000,000	Uruguay Government International Bond, 9.875%, 06/20/2022	$ 244,850	0.3

		Total Sovereign Bonds
		(Cost $75,608,447)	76,880,866	88.7

SUPRANATIONAL BONDS: 2.8%
		Supranational: 2.8%
PLN	2,402,000	European Investment Bank, 3.000%, 05/24/2024	704,062	0.8
ZAR	6,900,000	European Investment Bank, 8.125%, 12/21/2026	523,029	0.6
ZAR	15,360,000	European Investment Bank, 8.500%, 09/17/2024	1,166,001	1.4

		Total Supranational Bonds
		(Cost $2,138,637)	2,393,092	2.8

		Total Long-Term Investments
		(Cost $77,747,084)	79,273,958	91.5

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.5%
	Mutual Funds: 6.5%
3,339,001	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	3,339,001	3.9
2,259,000	(1) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	2,259,000	2.6

	Total Short-Term Investments
	(Cost $5,598,001)	5,598,001	6.5

	Total Investments in Securities (Cost $83,345,085)	$ 84,871,959	98.0
	Assets in Excess of Other Liabilities	1,774,571	2.0
	Net Assets	$ 86,646,530	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Rate shown is the 7-day yield as of December 31, 2020.

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso Uruguayo
ZAR	South African Rand

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	88.7%
Supranational Bonds	2.8
Short-Term Investments	6.5
Assets in Excess of Other Liabilities	2.0
Net Assets	100.0%

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2020
Asset Table
Investments, at fair value
Sovereign Bonds	$–	$76,880,866	$–	$76,880,866
Supranational Bonds	–	2,393,092	–	2,393,092
Short-Term Investments	5,598,001	–	–	5,598,001
Total Investments, at fair value	$5,598,001	$79,273,958	$–	$84,871,959
Other Financial Instruments+
Centrally Cleared Swaps	–	70,965	–	70,965
Forward Foreign Currency Contracts	–	3,377,144	–	3,377,144
Futures	6,301	–	–	6,301
OTC Swaps	–	71,660	–	71,660
Total Assets	$5,604,302	$82,793,727	$–	$88,398,029
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(66,930)	$–	$(66,930)
Forward Foreign Currency Contracts	–	(3,694,463)	–	(3,694,463)
Futures	(4,575)	–	–	(4,575)
Total Liabilities	$(4,575)	$(3,761,393)	$–	$(3,765,968)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2020, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,279,931	HUF 398,239,395	Bank of America N.A.	01/08/21	$(61,623)
USD 1,279,931	PLN 4,941,226	Bank of America N.A.	01/08/21	(42,806)
USD 1,697,716	TRY 13,875,815	Barclays Bank PLC	01/08/21	(166,461)
THB 54,061,267	USD 1,729,756	Barclays Bank PLC	01/08/21	74,696
MYR 558,854	USD 137,068	Barclays Bank PLC	01/08/21	1,956
MYR 5,004,916	USD 1,204,785	Barclays Bank PLC	01/08/21	40,275
THB 8,107,118	USD 260,283	Barclays Bank PLC	01/08/21	10,315
PLN 3,335,940	USD 911,272	Barclays Bank PLC	01/08/21	(18,261)
CNY 8,744,544	USD 1,294,431	Barclays Bank PLC	01/08/21	42,992
RUB 99,744,861	USD 1,275,202	BNP Paribas	01/15/21	71,559
USD 196,367	RON 781,877	Citibank N.A.	01/08/21	146
ZAR 13,688,204	USD 917,620	Citibank N.A.	01/08/21	13,333
USD 868,031	PLN 3,206,967	Citibank N.A.	01/08/21	9,545
ZAR 857,394	USD 55,553	Citibank N.A.	01/08/21	2,759
HUF 390,464,936	USD 1,275,434	Citibank N.A.	01/08/21	39,930
PLN 263,637	USD 70,595	Citibank N.A.	01/08/21	(21)
ZAR 12,801,582	USD 868,031	Citibank N.A.	01/08/21	2,622
USD 1,301,032	TRY 11,412,248	Citibank N.A.	01/08/21	(232,171)
USD 544,602	CNY 3,549,185	Citibank N.A.	01/08/21	1,776
USD 107,144	THB 3,343,362	Citibank N.A.	01/08/21	(4,450)
USD 2,444,456	HUF 772,209,517	Citibank N.A.	01/08/21	(156,895)
USD 1,283,673	TRY 10,523,316	Citibank N.A.	01/08/21	(130,105)
ZAR 20,080,827	USD 1,353,905	Citibank N.A.	01/08/21	11,819
USD 868,031	PLN 3,202,282	Citibank N.A.	01/08/21	10,799
PLN 3,171,348	USD 859,621	Citibank N.A.	01/08/21	(10,670)
USD 2,587,200	HUF 786,855,485	Citibank N.A.	01/08/21	(63,489)
USD 911,272	PLN 3,342,394	Citibank N.A.	01/08/21	16,533
RON 705,821	USD 168,312	Citibank N.A.	01/08/21	8,822
RON 88,838	USD 21,836	Citibank N.A.	01/08/21	459
USD 415,254	RON 1,731,808	Citibank N.A.	01/08/21	(19,363)
TRY 10,542,587	USD 1,255,942	Citibank N.A.	01/08/21	160,425
TRY 10,511,696	USD 1,255,942	Citibank N.A.	01/08/21	156,275
ZAR 21,111,424	USD 1,275,434	Citibank N.A.	01/08/21	160,383
TRY 6,692,726	USD 860,000	Citibank N.A.	01/08/21	$39,149

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

USD 415,234	RON 1,731,808	Citibank N.A.	01/08/21	(19,383)
USD 415,234	RON 1,731,808	Citibank N.A.	01/08/21	(19,383)
USD 415,244	RON 1,731,808	Citibank N.A.	01/08/21	(19,373)
USD 868,031	RUB 64,625,168	Citibank N.A.	01/15/21	(4,541)
RUB 19,097,587	USD 242,228	Citibank N.A.	01/15/21	15,629
USD 2,654,462	RUB 212,289,776	Citibank N.A.	01/15/21	(211,886)
USD 1,362,899	RUB 104,732,383	Citibank N.A.	01/15/21	(51,203)
USD 155,866	PEN 560,212	Citibank N.A.	02/05/21	1,064
USD 155,866	PEN 560,212	Citibank N.A.	02/05/21	1,064
USD 155,866	PEN 560,212	Citibank N.A.	02/05/21	1,064
USD 155,866	PEN 560,212	Citibank N.A.	02/05/21	1,064
MXN 17,483,617	USD 868,031	Citibank N.A.	02/05/21	7,312
TRY 7,191,106	USD 917,620	Credit Suisse International	01/08/21	48,485
HUF 1,097,283,663	USD 3,546,821	Credit Suisse International	01/08/21	149,611
USD 894,375	CNY 5,949,715	Goldman Sachs International	01/08/21	(15,597)
CZK 101,800	USD 4,769	Goldman Sachs International	01/08/21	(30)
PLN 5,716,111	USD 1,562,389	Goldman Sachs International	01/08/21	(32,221)
MYR 13,096,322	USD 3,224,387	Goldman Sachs International	01/08/21	33,549
USD 1,301,032	ZAR 20,280,257	Goldman Sachs International	01/08/21	(78,256)
USD 390,416	MYR 1,578,131	Goldman Sachs International	01/08/21	(2,172)
CZK 230,895	USD 9,964	Goldman Sachs International	01/08/21	787
USD 1,737	PHP 84,249	Goldman Sachs International	01/08/21	(17)
IDR 1,318,834,223	USD 92,856	Goldman Sachs International	01/08/21	1,110
USD 279,919	MYR 1,167,312	Goldman Sachs International	01/08/21	(10,470)
RUB 99,187,873	USD 1,275,434	Goldman Sachs International	01/15/21	63,806
RUB 67,800,062	USD 901,021	Goldman Sachs International	01/15/21	14,419
RUB 1,143,352	USD 15,630	Goldman Sachs International	01/15/21	(193)
USD 868,031	RUB 65,693,498	Goldman Sachs International	01/15/21	(18,966)
USD 1,362,899	RUB 104,856,485	Goldman Sachs International	01/15/21	(52,879)
RUB 100,945,338	USD 1,301,032	Goldman Sachs International	01/15/21	61,937
RUB 100,871,015	USD 1,301,032	Goldman Sachs International	01/15/21	60,934
USD 911,272	RUB 67,393,786	Goldman Sachs International	01/15/21	1,317
USD 153,368	CLP 111,099,185	Goldman Sachs International	02/05/21	(2,979)
USD 868,031	MXN 17,698,358	Goldman Sachs International	02/05/21	(18,063)
USD 2,126,370	MXN 42,423,595	Goldman Sachs International	02/05/21	2,371
USD 869,000	BRL 4,437,201	Goldman Sachs International	02/05/21	15,120
MXN 26,771,807	USD 1,318,855	Goldman Sachs International	02/05/21	21,515
MXN 7,521,577	USD 378,175	Goldman Sachs International	02/05/21	(1,596)
USD 579,926	MXN 11,535,798	Goldman Sachs International	02/05/21	2,370
USD 283,062	COP 966,460,939	Goldman Sachs International	02/05/21	101
USD 1,279,931	PLN 4,957,191	HSBC Bank USA N.A.	01/08/21	(47,079)
USD 1,354,129	IDR 19,225,923,542	HSBC Bank USA N.A.	01/08/21	(15,699)
USD 117,234	PHP 5,740,230	HSBC Bank USA N.A.	01/08/21	(2,271)
USD 1,279,931	IDR 19,013,375,005	HSBC Bank USA N.A.	01/08/21	(74,753)
USD 94	KRW 107,306	HSBC Bank USA N.A.	01/08/21	(5)
THB 8,107,188	USD 258,710	HSBC Bank USA N.A.	01/08/21	11,891
IDR 861,881,877	USD 60,687	HSBC Bank USA N.A.	01/08/21	721
PLN 12,870,510	USD 3,354,777	HSBC Bank USA N.A.	01/08/21	90,582
TRY 1,019,802	USD 129,036	HSBC Bank USA N.A.	01/08/21	7,972
PHP 11,474	USD 238	HSBC Bank USA N.A.	01/08/21	1
USD 1,279,931	IDR 19,033,853,901	HSBC Bank USA N.A.	01/08/21	(76,212)
IDR 8,208,779,776	USD 552,668	HSBC Bank USA N.A.	01/08/21	32,199
TRY 10,279,600	USD 1,275,202	HSBC Bank USA N.A.	01/08/21	105,833
THB 27,530,435	USD 917,620	HSBC Bank USA N.A.	01/08/21	1,288
TRY 10,237,617	USD 1,275,434	HSBC Bank USA N.A.	01/08/21	99,961
IDR 8,208,779,776	USD 552,817	HSBC Bank USA N.A.	01/08/21	32,050
PLN 4,882,389	USD 1,278,091	HSBC Bank USA N.A.	01/08/21	28,896
USD 112,658	IDR 1,600,646,995	HSBC Bank USA N.A.	01/08/21	(1,386)
USD 915,826	IDR 12,947,947,988	HSBC Bank USA N.A.	01/08/21	(6,702)
USD 126,323	IDR 1,875,762,209	HSBC Bank USA N.A.	01/08/21	(7,324)
TRY 665,689	USD 76,966	HSBC Bank USA N.A.	01/08/21	12,468
IDR 18,561,823,544	USD 1,301,032	HSBC Bank USA N.A.	01/08/21	21,479
MXN 18,347,153	USD 917,620	HSBC Bank USA N.A.	02/05/21	957
USD 750,288	BRL 3,867,958	HSBC Bank USA N.A.	02/05/21	5,951
ZAR 41,134,607	USD 2,707,797	JPMorgan Chase Bank N.A.	01/08/21	89,823
USD 860,000	TRY 6,668,583	JPMorgan Chase Bank N.A.	01/08/21	(35,905)
TRY 6,822,213	USD 822,545	JPMorgan Chase Bank N.A.	01/08/21	94,000
USD 1,301,032	TRY 11,300,739	JPMorgan Chase Bank N.A.	01/08/21	(217,190)
USD 1,176,027	TRY 10,183,960	JPMorgan Chase Bank N.A.	01/08/21	(192,159)
USD 431,388	RUB 32,997,646	JPMorgan Chase Bank N.A.	01/15/21	(14,148)

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

RUB 192,783,104	USD 2,608,366	JPMorgan Chase Bank N.A.	01/15/21	$(5,398)
RUB 7,201,605	USD 89,943	JPMorgan Chase Bank N.A.	01/15/21	7,293
RUB 101,796,058	USD 1,353,050	JPMorgan Chase Bank N.A.	01/15/21	21,406
RUB 99,246,442	USD 1,335,725	JPMorgan Chase Bank N.A.	01/15/21	4,306
RUB 66,939,401	USD 911,272	JPMorgan Chase Bank N.A.	01/15/21	(7,453)
USD 1,343,773	RUB 103,107,769	JPMorgan Chase Bank N.A.	01/15/21	(48,394)
USD 1,343,773	RUB 102,529,826	JPMorgan Chase Bank N.A.	01/15/21	(40,590)
USD 570,371	RUB 44,234,934	JPMorgan Chase Bank N.A.	01/15/21	(26,891)
USD 442,668	RUB 32,387,713	JPMorgan Chase Bank N.A.	01/15/21	5,367
USD 489,950	ZAR 7,220,361	Morgan Stanley Capital Services LLC	01/08/21	(1,116)
HUF 43,619,612	USD 145,629	Morgan Stanley Capital Services LLC	01/08/21	1,313
USD 1,279,931	ZAR 21,496,997	Morgan Stanley Capital Services LLC	01/08/21	(182,109)
USD 259,257	THB 8,107,118	Morgan Stanley Capital Services LLC	01/08/21	(11,342)
USD 117,334	CZK 2,739,796	Morgan Stanley Capital Services LLC	01/08/21	(10,232)
HUF 393,552,848	USD 1,278,091	Morgan Stanley Capital Services LLC	01/08/21	47,675
USD 1,238,226	ZAR 20,377,617	Morgan Stanley Capital Services LLC	01/08/21	(147,683)
USD 1,065	THB 33,074	Morgan Stanley Capital Services LLC	01/08/21	(39)
USD 1,301,032	ZAR 20,686,999	Morgan Stanley Capital Services LLC	01/08/21	(105,919)
USD 672,527	ZAR 10,528,941	Morgan Stanley Capital Services LLC	01/08/21	(43,560)
HUF 390,522,111	USD 1,278,091	Morgan Stanley Capital Services LLC	01/08/21	37,466
HUF 901,486	USD 2,863	Morgan Stanley Capital Services LLC	01/08/21	174
HUF 394,985,276	USD 1,275,202	Morgan Stanley Capital Services LLC	01/08/21	55,390
CNY 7,947,757	USD 1,208,205	Morgan Stanley Capital Services LLC	01/08/21	7,355
CNY 4,968,737	USD 739,460	Morgan Stanley Capital Services LLC	01/08/21	20,477
USD 2,534,400	PLN 9,589,080	Morgan Stanley Capital Services LLC	01/08/21	(32,539)
USD 1,279,931	ZAR 21,556,421	Morgan Stanley Capital Services LLC	01/08/21	(186,150)
USD 60,796	CZK 1,328,394	Morgan Stanley Capital Services LLC	01/08/21	(1,055)
THB 2,430,248	USD 80,318	Morgan Stanley Capital Services LLC	01/08/21	799
PLN 3,334,147	USD 917,620	Morgan Stanley Capital Services LLC	01/08/21	(25,089)
ZAR 13,709,893	USD 867,349	Morgan Stanley Capital Services LLC	01/08/21	65,079
USD 226,889	CZK 4,852,055	Morgan Stanley Capital Services LLC	01/08/21	976
USD 254,667	HUF 74,034,098	Morgan Stanley Capital Services LLC	01/08/21	5,267
ZAR 20,422,778	USD 1,278,091	Morgan Stanley Capital Services LLC	01/08/21	110,890
ZAR 26,774,954	USD 1,662,276	Morgan Stanley Capital Services LLC	01/08/21	158,725
USD 557,008	THB 16,619,669	Morgan Stanley Capital Services LLC	01/08/21	2,278
USD 868,031	ZAR 12,917,300	Morgan Stanley Capital Services LLC	01/08/21	(10,492)
USD 1,341,494	ZAR 20,516,749	Morgan Stanley Capital Services LLC	01/08/21	(53,878)
ZAR 48,801,438	USD 2,906,717	Morgan Stanley Capital Services LLC	01/08/21	412,335
USD 1,279,931	HUF 397,370,834	Morgan Stanley Capital Services LLC	01/08/21	(58,697)
USD 1,341,494	ZAR 20,626,195	Morgan Stanley Capital Services LLC	01/08/21	(61,321)
ILS 12,325	USD 3,654	Morgan Stanley Capital Services LLC	01/08/21	181
MYR 92,107	USD 22,830	Morgan Stanley Capital Services LLC	01/08/21	83
PLN 515,926	USD 130,444	Morgan Stanley Capital Services LLC	01/08/21	7,666
PLN 4,933,744	USD 1,278,091	Morgan Stanley Capital Services LLC	01/08/21	42,643
USD 1,449,243	PLN 5,243,505	Morgan Stanley Capital Services LLC	01/08/21	45,588
USD 1,293,164	ZAR 21,274,219	Morgan Stanley Capital Services LLC	01/08/21	(153,724)
USD 915,423	MXN 18,584,359	Morgan Stanley Capital Services LLC	02/05/21	(15,030)
IDR 8,208,779,776	USD 552,743	Standard Chartered Bank	01/08/21	32,125
ZAR 21,233,297	USD 1,275,202	Standard Chartered Bank	01/08/21	168,903
USD 868,031	THB 26,245,264	Standard Chartered Bank	01/08/21	(7,981)
IDR 426,454,875	USD 30,164	Standard Chartered Bank	01/08/21	221
USD 155,237	TRY 1,212,480	Standard Chartered Bank	01/08/21	(7,656)
USD 1,302,046	ZAR 21,594,686	Standard Chartered Bank	01/08/21	(166,638)
USD 1,294,482	IDR 18,346,693,386	Standard Chartered Bank	01/08/21	(12,702)
USD 915,423	THB 27,522,650	Standard Chartered Bank	01/08/21	(3,226)
USD 608,478	HUF 183,819,645	Standard Chartered Bank	01/08/21	(10,758)
USD 915,423	ZAR 13,798,755	Standard Chartered Bank	01/08/21	(23,049)
USD 915,826	TRY 7,351,189	Standard Chartered Bank	01/08/21	(71,785)
IDR 8,208,779,776	USD 552,594	Standard Chartered Bank	01/08/21	32,274
COP 2,789,335,356	USD 802,386	Standard Chartered Bank	02/05/21	14,275
USD 194,945	PEN 698,548	Standard Chartered Bank	02/05/21	1,918
USD 467,574	BRL 2,372,565	Standard Chartered Bank	02/05/21	11,006
CLP 584,543,480	USD 784,191	Standard Chartered Bank	02/05/21	38,421
USD 47,847	ZAR 786,027	Toronto Dominion Securities	01/08/21	(5,611)
				$(317,319)

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

At December 31, 2020, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	12	03/31/21	$1,513,969	$3,446
U.S. Treasury Ultra 10-Year Note	1	03/22/21	156,359	(627)
U.S. Treasury Ultra Long Bond	1	03/22/21	213,562	(2,432)
			$1,883,890	$387
Short Contracts:
U.S. Treasury 10-Year Note	(7)	03/22/21	(966,547)	(831)
U.S. Treasury 2-Year Note	(3)	03/31/21	(662,930)	(685)
U.S. Treasury Long Bond	(2)	03/22/21	(346,375)	2,855
			$(1,975,852)	$1,339

At December 31, 2020, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.660%	Annual	06/27/27	PLN 2,200,000	$70,965	$70,965
Receive	28-day MXN TIIE-BANXICO	Monthly	6.880	Monthly	07/28/22	MXN 33,000,000	(66,930)	(66,930)
							$4,035	$4,035

At December 31, 2020, the following OTC interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-month ZAR-JIBAR	Quarterly	Barclays Bank PLC	8.280%	Quarterly	09/30/24	ZAR 7,500,000	$71,660	$–	$71,660
								$71,660	$–	$71,660

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At December 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $83,663,701.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$8,669,663
Gross Unrealized Depreciation	(7,071,264)

Net Unrealized Appreciation	$1,598,399